Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Trade And Other Receivables Abstract
Trade receivables	$ 1,645,627	$ 2,015,291
Allowance for doubtful accounts	(1,062,052)	(1,056,393)
Taxes receivable	527,548	615,730
Total	$ 1,111,123	$ 1,574,628